TRADE NOTES AND ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
Trade Notes And Accounts Receivable Net
SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE

Trade notes and accounts receivable, net are summarized as follows:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Trade notes	¥3,298	¥572
Accounts receivable	135,386	181,450
Less: allowance for credit losses	(311)	(214)
Trade notes and accounts receivable, net	¥138,373	¥181,808